Annual Fund Operating Expenses - CoinShares Altcoins ETF [Member]	Oct. 03, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Acquired Fund Fees and Expenses	0.00%
Expenses (as a percentage of Assets)	0.95%
Fee Waiver or Reimbursement	(0.95%)	[2]
Net Expenses (as a percentage of Assets)	0.00%
Fee Waiver or Reimbursement over Assets, Date of Termination	September 30, 2026

[1]	Estimate based on the expenses the Fund expects to incur for the current fiscal year.
[2]	Pursuant to an agreement with the Fund, the Fund’s investment adviser, Valkyrie Funds LLC (the “Adviser”), has voluntarily agreed to waive its management fee for the Fund on assets under management up to $1 billion through September 30, 2026, unless earlier amended or terminated by the Trust’s Board of Trustees on behalf of the Fund.